Gain or loss on fair value hedges (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Gain or loss on fair value hedges [Abstract]
Gains (losses) on hedged item attributable to hedged risk, fair value hedges	₩ (87,292)	₩ 332,197	₩ 211,951
Gains (losses) on hedging instrument, fair value hedges	66,620	(340,041)	(206,925)
Net Gain or loss on fair value hedges	₩ (20,672)	₩ (7,844)	₩ 5,026